Provisions and other current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	$ 4,672	$ 4,183	$ 3,790
Effects of currency translation and business combinations	(129)	196	(50)
Payments/utilizations	(18,567)	(17,452)	(16,189)
Additions prior year	(98)	(109)	(136)
Additions current year	19,052	18,106	16,758
Changes in offset against gross trade receivables	(332)	252	(10)
Provisions for deductions from revenue, at end of period	5,262	4,672	4,183
US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,590	1,461	1,165
Payments/utilizations	(4,158)	(3,684)	(3,203)
Additions prior year	(90)	(62)	7
Additions current year	4,541	3,875	3,492
Provisions for deductions from revenue, at end of period	1,883	1,590	1,461
Non-US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,356	1,020	1,024
Effects of currency translation and business combinations	(78)	131	(31)
Payments/utilizations	(2,182)	(1,954)	(1,844)
Additions prior year	83	80	(26)
Additions current year	2,555	2,186	1,883
Changes in offset against gross trade receivables	109	107	(14)
Provisions for deductions from revenue, at end of period	1,625	1,356	1,020
Non-healthcare plans and program-related rebates, returns and other deductions [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,726	1,702	1,601
Effects of currency translation and business combinations	(51)	65	(19)
Payments/utilizations	(12,227)	(11,814)	(11,142)
Additions prior year	(91)	(127)	(117)
Additions current year	11,956	12,045	11,383
Changes in offset against gross trade receivables	(441)	145	4
Provisions for deductions from revenue, at end of period	$ 1,754	$ 1,726	$ 1,702